Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000205376 | NVIDIA9296582
Holdings [Line Items]
Percent of Total Investments	8.00%
C000205376 | Apple9295642
Holdings [Line Items]
Percent of Total Investments	6.60%
C000205376 | Microsoft9296494
Holdings [Line Items]
Percent of Total Investments	5.00%
C000205376 | Amazon.com9295593
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205376 | Alphabet9295585
Holdings [Line Items]
Percent of Total Investments	3.70%
C000205376 | Broadcom9296035
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205376 | Alphabet9295587
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205376 | Meta Platforms9296478
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205376 | Tesla9295333
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205376 | Berkshire Hathaway9295999
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205376 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205376 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000205376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205376 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205376 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000205376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205376 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000205376 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000205375 | NVIDIA9295371
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205375 | Apple9295207
Holdings [Line Items]
Percent of Total Investments	7.30%
C000205375 | Microsoft9295357
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205375 | Amazon.com9295195
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205375 | Alphabet9295190
Holdings [Line Items]
Percent of Total Investments	4.10%
C000205375 | Alphabet9295193
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205375 | Broadcom9295231
Holdings [Line Items]
Percent of Total Investments	3.60%
C000205375 | Tesla9295145
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205375 | Meta Platforms9295346
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205375 | Walmart9295159
Holdings [Line Items]
Percent of Total Investments	3.20%
C000205375 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000205375 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205375 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205375 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205375 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205375 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205375 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205375 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205375 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205375 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000205375 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205375 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000210451 | Global X Russell 2000 ETF9295455
Holdings [Line Items]
Percent of Total Investments	102.00%
C000210451 | Inhibrx CVR9295446
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Novartis CVR9295449
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Pulse Biosciences9295465
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Cartesian Therapeutics CVR9295443
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR9295458
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | OmniAb CVR9295461
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Rain Oncology CVR9295452
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210451 | Russell 2000 Index9295437
Holdings [Line Items]
Percent of Total Investments	(2.00%)
C000210451 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000210451 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000210451 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210451 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221195 | NVIDIA9296379
Holdings [Line Items]
Percent of Total Investments	8.70%
C000221195 | Apple9296192
Holdings [Line Items]
Percent of Total Investments	7.10%
C000221195 | Microsoft9296363
Holdings [Line Items]
Percent of Total Investments	5.40%
C000221195 | Amazon.com9296181
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221195 | Alphabet9296176
Holdings [Line Items]
Percent of Total Investments	4.00%
C000221195 | Alphabet9296178
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221195 | Broadcom9296218
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221195 | Tesla9296445
Holdings [Line Items]
Percent of Total Investments	3.40%
C000221195 | Meta Platforms9296354
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221195 | Walmart9296461
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221195 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000221195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221195 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221195 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221195 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221195 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000221195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000221195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000221194 | NVIDIA9297547
Holdings [Line Items]
Percent of Total Investments	7.90%
C000221194 | Apple9296606
Holdings [Line Items]
Percent of Total Investments	6.50%
C000221194 | Microsoft9297453
Holdings [Line Items]
Percent of Total Investments	5.00%
C000221194 | Amazon.com9296562
Holdings [Line Items]
Percent of Total Investments	4.20%
C000221194 | Alphabet9296551
Holdings [Line Items]
Percent of Total Investments	3.70%
C000221194 | Broadcom9296707
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221194 | Alphabet9296555
Holdings [Line Items]
Percent of Total Investments	2.90%
C000221194 | Meta Platforms9297431
Holdings [Line Items]
Percent of Total Investments	2.20%
C000221194 | Tesla9297847
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221194 | Berkshire Hathaway9296675
Holdings [Line Items]
Percent of Total Investments	1.40%
C000221194 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000221194 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221194 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221194 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221194 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221194 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221194 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000221194 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221194 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221194 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221194 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000221194 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000228848 | NVIDIA9298426
Holdings [Line Items]
Percent of Total Investments	8.80%
C000228848 | Apple9298526
Holdings [Line Items]
Percent of Total Investments	7.30%
C000228848 | Microsoft9298409
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228848 | Amazon.com9298514
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228848 | Alphabet9298508
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228848 | Alphabet9298511
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228848 | Broadcom9298551
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228848 | Tesla9298343
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228848 | Meta Platforms9298675
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228848 | Walmart9298355
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228848 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000228848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228848 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000228848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000228848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000228848 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228854 | NVIDIA9297575
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228854 | Apple9297741
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228854 | Microsoft9297503
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228854 | Amazon.com9297690
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228854 | Alphabet9297681
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228854 | Broadcom9297853
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228854 | Alphabet9297684
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228854 | Meta Platforms9297485
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228854 | Tesla9297008
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228854 | Berkshire Hathaway9297817
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228854 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000228854 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228854 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000228854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000228854 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234113 | Goldman Sachs Group9298921
Holdings [Line Items]
Percent of Total Investments	11.60%
C000234113 | Caterpillar9298913
Holdings [Line Items]
Percent of Total Investments	11.10%
C000234113 | Microsoft9298939
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234113 | UnitedHealth Group9298956
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234113 | Amgen9298907
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234113 | Visa9298960
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234113 | Home Depot9298924
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234113 | American Express9298905
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234113 | Sherwin-Williams9298951
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234113 | JPMorgan Chase9298933
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234113 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000234113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000234113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000234113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000238169 | Global X Russell 2000 ETF9299001
Holdings [Line Items]
Percent of Total Investments	100.90%
C000238169 | Cboe Mini-Russell 2000 Index9298994
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238169 | Russell 2000 Index9298997
Holdings [Line Items]
Percent of Total Investments	(1.00%)
C000238169 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000238169 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000234112 | Technology Select Sector SPDR ETF9299206
Holdings [Line Items]
Percent of Total Investments	52.00%
C000234112 | NVIDIA9299112
Holdings [Line Items]
Percent of Total Investments	7.50%
C000234112 | Apple9298986
Holdings [Line Items]
Percent of Total Investments	6.20%
C000234112 | Microsoft9299101
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234112 | Broadcom9298999
Holdings [Line Items]
Percent of Total Investments	3.10%
C000234112 | Micron Technology9299097
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234112 | Advanced Micro Devices9298977
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234112 | Intel9299067
Holdings [Line Items]
Percent of Total Investments	1.70%
C000234112 | Cisco Systems9299010
Holdings [Line Items]
Percent of Total Investments	1.40%
C000234112 | Lam Research9299087
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234112 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000234112 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000234112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000243329 | Goldman Sachs Group9299042
Holdings [Line Items]
Percent of Total Investments	11.50%
C000243329 | Caterpillar9299030
Holdings [Line Items]
Percent of Total Investments	11.10%
C000243329 | Microsoft9299065
Holdings [Line Items]
Percent of Total Investments	5.00%
C000243329 | UnitedHealth Group9299086
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243329 | Amgen9299020
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243329 | Visa9299092
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243329 | Home Depot9299045
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243329 | American Express9299018
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243329 | Sherwin-Williams9299081
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243329 | JPMorgan Chase9299057
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243329 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000243329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000243329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000243329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000243329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000249082 | Global X MLP & Energy Infrastructure ETF9299123
Holdings [Line Items]
Percent of Total Investments	105.50%
C000249082 | Global X MLP & Energy Infrastructure ETF9299119
Holdings [Line Items]
Percent of Total Investments	(5.60%)
C000249082 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000249082 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)